Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Sustaining capital expenditures incurred	$ 512	$ 2,105